Fair Value (Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	¥ 1,500	¥ 2,000
Fair value, Financial assets	1,494	2,000
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets	(6)
Remaining aggregate contractual amounts outstanding, Financial liabilities	653,455	728,385
Fair value, Financial liabilities	603,951	687,927
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(49,504)	(40,458)
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	1,500	2,000
Fair value, Financial assets	1,494	2,000
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets	(6)
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	653,455	728,385
Fair value, Financial liabilities	603,951	687,927
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (49,504)	¥ (40,458)